Income tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense
Net earnings before income taxes for the year ended December 31, 2021 relates only to the foreign jurisdictions. Similarly, the Company’s income tax expense for the year ended December 31, 2021 related only to foreign jurisdictions and consists of the following:

	2021
Current tax	Domestic	Foreign	Total
Current tax expense	$—	$13.0	$13.0
Deferred tax
Deferred tax expense	—	20.0	20.0

Total tax expense	$—	$33.0	$33.0
17.    Income tax (continued):

	2020
Current tax	Domestic	Foreign	Total
Current tax expense	$—	$20.2	$20.2
Deferred tax
Deferred tax expense	—	(3.6)	(3.6)

Total tax expense	$—	$16.6	$16.6

Reconciliation between Effective Tax Rate	For the year ended December 31, 2021 and December 31, 2020, the reconciliation between the effective tax rate of 7.61% and 7.94%, respectively, and the statutory UK income tax rate of 19.0% is as follows:

	2021	2020
Computed "Expected" tax expense:
Computed tax expense on income from continuing operations	$82.4	$39.7
Increase (reduction) in income taxes resulting from:
Certain income from containership leasing segment that is exempt from tax	(73.2)	(58.0)
Goodwill impairment not deductible for tax	—	22.4
Change in valuation allowance	73.5	25.4
Change in current year uncertain tax positions	3.5	1.2
Change in tax law	(32.0)	(0.1)
Foreign rate differential	(22.0)	(26.8)
Withholding taxes	6.8	7.8
Other, net	(6.0)	5.0
	$33.0	$16.6

Schedule of Deferred Tax Assets and Liabilities
17.    Income tax (continued):
The deferred tax assets and liabilities were as follows for the year ended December 31, 2021 and December 31, 2020:

Deferred tax assets	2021	2020
Decommission provisions	$15.3	$16.6
Property, plant and equipment	10.1	25.9
Reserves and accrued expenses	86.0	63.9
Tax losses carried forward	82.3	40.4
Interest allowance	29.0	16.8
Deferred revenue	0.4	0.4
Valuation allowance	(213.5)	(129.3)
	$9.6	$34.7

Deferred tax liabilities	2021	2020
Deferred job costs	$—	$(3.8)
Accelerated asset costs	(2.0)	(2.7)
Inflation adjustment	(6.4)	(5.2)
Other timing differences	(1.4)	(3.7)
	$(9.8)	$(15.4)

Net deferred tax asset	$(0.2)	$19.3

Summary of Unrecognized Tax Benefits
The following table summarizes the activity related to the Company’s unrecognized tax benefits:

	2021	2020
Opening balance as at January 31,	$92.9	$—
Acquired as part of APR Energy Acquisition	—	91.7
Increase in unrecognized tax benefit	3.5	1.2
Ending balance as at December 31,	$96.4	$92.9